Interest and fee receivables, net of allowance (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest And Fee Receivables Net Of Allowance
Credit impairment losses as at January 1	¥ 508	¥ 1,919
Changes on initial application of IFRS 9	1,944
Reversal	(670)	(1,411)
Credit impairment losses as at December 31	¥ 1,782	¥ 508